John Hancock
Diversified Macro Fund
Quarterly portfolio holdings 7/31/2021

Consolidated Fund’s investments
As of 7-31-21 (unaudited)
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 41.2%				$197,494,855
(Cost $197,494,826)
U.S. Government 41.2%				197,494,855
U.S. Treasury Bill	0.011	08-03-21	34,000,000	33,999,979
U.S. Treasury Bill	0.036	08-10-21	25,000,000	24,999,826
U.S. Treasury Bill	0.040	08-24-21	26,000,000	25,999,285
U.S. Treasury Bill	0.040	09-14-21	41,000,000	40,997,796
U.S. Treasury Bill	0.042	09-07-21	12,500,000	12,499,469
U.S. Treasury Bill	0.046	08-17-21	32,000,000	31,999,533
U.S. Treasury Bill	0.048	08-31-21	27,000,000	26,998,967

Total investments (Cost $197,494,826) 41.2%	$197,494,855
Other assets and liabilities, net 58.8%	281,986,253
Total net assets 100.0%	$479,481,108

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
2	JOHN HANCOCK DIVERSIFIED MACRO FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Japan Government Bond Futures	49	Long	Sep 2021	$67,644,463	$68,025,158	$380,695
10-Year U.S. Treasury Note Futures	1,080	Long	Sep 2021	144,561,705	145,293,750	732,045
2-Year U.S. Treasury Note Futures	1,236	Long	Oct 2021	272,725,546	272,740,781	15,235
30-Year U.S. Treasury Bond Futures	428	Long	Sep 2021	69,282,969	70,620,000	1,337,031
3-Month EURIBOR Futures	1,055	Long	Dec 2022	314,314,181	314,423,140	108,959
5-Year U.S. Treasury Note Futures	342	Long	Oct 2021	42,516,659	42,573,656	56,997
90-Day Eurodollar Futures	1,163	Long	Dec 2022	289,613,406	289,601,538	(11,868)
90-Day Pound Sterling Futures	871	Long	Dec 2022	150,691,028	150,648,604	(42,424)
Australian 10-Year Bond Futures	529	Long	Sep 2021	54,945,388	56,375,888	1,430,500
Brent Crude Futures	342	Long	Sep 2021	25,194,389	25,694,460	500,071
Coffee ’C’ Futures	108	Long	Sep 2021	6,774,528	7,306,200	531,672
Corn Futures	516	Long	Dec 2021	14,451,499	14,048,100	(403,399)
Cotton No. 2 Futures	38	Long	Dec 2021	1,705,102	1,700,690	(4,412)
Dow Jones Industrial Average Index E-Mini Futures	193	Long	Sep 2021	33,139,129	33,613,845	474,716
Euro-Bund Futures	209	Long	Sep 2021	43,605,387	43,776,474	171,087
Euro-Schatz Futures	776	Long	Sep 2021	103,245,586	103,426,470	180,884
FTSE 100 Index Futures	184	Long	Sep 2021	17,708,077	17,802,285	94,208
Gas Oil Futures	162	Long	Sep 2021	9,793,010	9,934,650	141,640
Gasoline RBOB Futures	247	Long	Sep 2021	23,450,156	24,127,849	677,693
Hang Seng Index Futures	162	Long	Aug 2021	26,465,313	26,980,269	514,956
Hard Red Winter Wheat Futures	73	Long	Sep 2021	2,305,706	2,455,538	149,832
Long Gilt Futures	374	Long	Sep 2021	66,463,811	67,493,842	1,030,031
NASDAQ 100 Index E-Mini Futures	22	Long	Sep 2021	6,570,897	6,580,530	9,633
Natural Gas Futures	238	Long	Aug 2021	8,744,783	9,343,880	599,097
Nikkei 225 Index Futures	54	Long	Sep 2021	14,118,056	13,516,613	(601,443)
NY Harbor ULSD Futures	231	Long	Sep 2021	20,846,999	21,227,976	380,977
Primary Aluminum Futures	124	Long	Sep 2021	7,675,657	8,044,500	368,843
Russell 2000 Index Mini Futures	89	Long	Sep 2021	9,918,909	9,886,120	(32,789)
S&P 500 E-Mini Index Futures	124	Long	Sep 2021	27,228,289	27,214,900	(13,389)
SGX Japanese Government Bond Futures	11	Long	Sep 2021	1,518,496	1,527,697	9,201
Silver Futures	41	Long	Sep 2021	5,324,346	5,235,700	(88,646)
Soybean Futures	73	Long	Nov 2021	5,088,148	4,920,200	(167,948)
Soybean Oil Futures	82	Long	Dec 2021	2,919,350	3,104,520	185,170
Sugar No. 11 (World) Futures	260	Long	Oct 2021	5,194,722	5,221,216	26,494
Tokyo Price Index Futures	6	Long	Sep 2021	1,065,689	1,045,987	(19,702)
U.S. Dollar Index Futures	79	Long	Sep 2021	7,313,079	7,279,455	(33,624)
WTI Crude Oil Futures	314	Long	Aug 2021	22,987,281	23,160,640	173,359
Zinc Futures	44	Long	Sep 2021	3,237,194	3,338,500	101,306
CAC40 Index Futures	238	Short	Aug 2021	(18,481,465)	(18,677,434)	(195,969)
Canadian 10-Year Bond Futures	295	Short	Sep 2021	(34,251,854)	(34,995,191)	(743,337)
Cocoa Futures	60	Short	Sep 2021	(1,343,729)	(1,349,420)	(5,691)
Electrolytic Copper Futures	51	Short	Sep 2021	(12,011,824)	(12,390,131)	(378,307)
Euro STOXX 50 Index Futures	421	Short	Sep 2021	(20,410,141)	(20,408,504)	1,637
Euro-BOBL Futures	168	Short	Sep 2021	(26,816,674)	(26,973,985)	(157,311)
German Stock Index Futures	60	Short	Sep 2021	(27,749,880)	(27,642,677)	107,203
Gold 100 Oz Futures	105	Short	Dec 2021	(18,941,517)	(19,081,650)	(140,133)
Soybean Meal Futures	79	Short	Dec 2021	(3,021,380)	(2,790,280)	231,100
Wheat Futures	149	Short	Dec 2021	(5,042,447)	(5,309,988)	(267,541)
						$7,414,339
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	3

FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	16,342,000	USD	12,027,551	BOA	9/17/2021	—	$(32,190)
CAD	98,291,000	USD	81,096,148	BOA	9/17/2021	—	(2,313,346)
CHF	1,815,000	USD	1,980,923	BOA	9/17/2021	$25,079	—
EUR	36,316,000	USD	42,874,416	BOA	9/17/2021	244,708	—
GBP	67,880,000	USD	95,884,640	BOA	9/17/2021	—	(1,520,362)
JPY	10,161,337,000	USD	92,440,476	BOA	9/17/2021	216,956	—
MXN	411,964,000	USD	20,594,161	BOA	9/17/2021	—	(27,872)
NZD	41,404,000	USD	29,724,352	BOA	9/17/2021	—	(883,549)
USD	82,532,869	AUD	108,233,000	BOA	9/17/2021	3,087,641	—
USD	22,221,394	CAD	27,938,000	BOA	9/17/2021	—	(171,642)
USD	56,801,120	CHF	51,238,000	BOA	9/17/2021	171,083	—
USD	147,240,089	EUR	123,020,000	BOA	9/17/2021	1,174,593	—
USD	80,738,498	GBP	58,406,000	BOA	9/17/2021	—	(455,375)
USD	159,628,208	JPY	17,546,984,000	BOA	9/17/2021	—	(376,177)
USD	789,580	MXN	15,951,000	BOA	9/17/2021	—	(6,735)
USD	7,591,001	NZD	10,879,000	BOA	9/17/2021	13,011	—
						$4,933,071	$(5,787,248)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	U.S. Dollar

Derivatives Abbreviations
BOA	Bank of America, N.A.
EURIBOR	Euro Interbank Offered Rate
OTC	Over-the-counter
RBOB	Reformulated Blendstock for Oxygenate Blending
WTI	West Texas Intermediate
4	JOHN HANCOCK DIVERSIFIED MACRO FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

Notes to Consolidated Fund’s investments (unaudited)
Basis of consolidation. The accompanying Consolidated Fund’s investments include the accounts of John Hancock Diversified Macro Offshore Subsidiary Fund, Ltd. (the subsidiary), a Cayman Islands exempted company which was incorporated on January 4, 2019, a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by Graham Capital Management, L.P., (the subadvisor), under the supervision of John Hancock Investment Management LLC (the Advisor). The fund may gain exposure to the commodities markets by investing up to 25% of its total assets in the subsidiary. The subsidiary acts as an investment vehicle for the fund to enable the fund to obtain its commodity exposure by investing in commodity-linked derivative instruments. As of July 31, 2021, the net assets of the subsidiary were $38,957,236 representing 8.1% of the fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments includes positions of the fund and the subsidiary.
The subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. Neither the fund nor the subsidiary intends to invest directly in physical commodities. The subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of July 31, 2021, by major security category or type:
	Total value at 7-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Short-term investments	$197,494,855	—	$197,494,855	—
Total investments in securities	$197,494,855	—	$197,494,855	—
Derivatives:
Assets
Futures	$10,722,272	$10,207,316	$514,956	—
Forward foreign currency contracts	4,933,071	—	4,933,071	—
Liabilities
Futures	(3,307,933)	(3,307,933)	—	—
Forward foreign currency contracts	(5,787,248)	—	(5,787,248)	—
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For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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